Purchase Price of Fair Value of Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 28, 2012	Sep. 13, 2012	Sep. 12, 2012	May 01, 2012	Mar. 05, 2012	Sep. 30, 2012 Flow Two Purchase Pursuant	Aug. 01, 2012 Flow Two Purchase Pursuant	Sep. 30, 2012 Flow One Purchase Pursuant	Sep. 30, 2012 Follow on Offering Purchase Pursuant	Sep. 30, 2012 Rights to MSRs
Fair value of assets acquired:
Notes receivable - Rights to MSRs	$ 62,458						$ 8,077		$ 11,233	$ 85,523	$ 16,994
Match funded advances	413,374						68,174		92,593	702,716	225,390
Other assets	22,136
Due from Ocwen for post-close adjustments	841									4,729
Total assets	497,968						76,251		103,826	792,968	242,384
Fair value of liabilities assumed:
Cash on-hand		30,644	792,968		25,940		18,602	18,602	25,940	202,549	30,644
Matched funded liabilities	(358,335)	207,480	590,419		77,886		56,123	56,123	77,886	590,419	207,480
Other liabilities	(841)									(4,729)
Amount due to Ocwen for post-closing adjustments											4,260
Total Liabilities	(359,176)						76,251		103,826	792,968	242,384
Purchase price, as adjusted	138,792
Amount paid by (to) Ocwen for post-closing adjustments	11,006						(1,526)
Cash paid at closing	$ 149,798	$ 238,124	$ 202,549	$ 236,034	$ 103,826	$ 149,798		$ 74,725